29. Tax liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	$ 1,774,331	$ 1,205,626
Provincial, municipal and federal contributions and taxes
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	179,024	200,586
VAT payable
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	1,302,042	634,374
Tax withholdings
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	147,062	195,474
SUSS withholdings
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	8,431	11,433
Municipal taxes
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	137,772	163,175
Tax regularization plan
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	$ 0	$ 584